Other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Other financial liabilities.
Deferred consideration - current	$ 81,129
Contingent royalty liability - current	5,587
Deferred underwriting discount - current	7,280
Deferred liabilities - current	500	$ 7,239
Financial liabilities arising from sale and leaseback transaction - current	193
Other financial liabilities - current			$ 604
Contingent consideration - noncurrent	84,200
Contingent royalty liability - noncurrent	38,398
Redeemable Class A ordinary shares - noncurrent		264,477	244,250
Deferred underwriting discount - noncurrent			9,280
Financial liabilities arising from sale and leaseback transaction - noncurrent	329
Total other financial liabilities	$ 217,616	$ 280,996	$ 253,530